Concentration of Credit Risks (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Concentration of Credit Risks (Textual)
Cash and cash equivalents	$ 405,701	$ 1,311,749	$ 621,122	$ 1,220,380
Customer One [Member]
Concentration of Credit Risks (Textual)
Percentage of loan receivable	21.00%	23.00%